Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)
Significant Of Accounting Policies [Line Items]
Number of operating segment | Segment	1
Impairment loss	$ 940	$ 0
Impairment of Long-Lived Assets		(937)
Foreign exchange losses	$ 122	$ 92
Expected Dividend Yield [Member]
Significant Of Accounting Policies [Line Items]
Expected cash dividend yield	0